Fees Summary	Jan. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,428,585.00
Previously Paid Amount	13,810.00
Total Fee Amount	68,971.09
Net Fee	$ 55,161.09